Reconciliation of Financial Statements to Form 5500 (Tables)	12 Months Ended
Dec. 31, 2025
EBP 016
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Reconciliation of Net Assets Available for Benefits
The following is a reconciliation of net assets available for benefits per the financial statements at December 31, 2025 and 2024, to Form 5500:

	2025	2024
Net assets available for benefits per the financial statements	$31,624,439	$35,942,232
Deemed distributed loans	(158,940)	(60,285)
Net assets available for benefits per the Form 5500	$31,465,499	$35,881,947

The following is a reconciliation of the changes in net assets available for benefits per the financial statements for the year ended December 31, 2025, to Form 5500:

2025
Change in net assets available for benefits before plan transfers per the financial statements	$(4,285,260)
Change in deemed distributed loans	(98,655)
Change in net assets available for benefits per the Form 5500	$(4,383,915)